Seward & Kissel LLP
                                1200 G Street, NW
                                    Suite 350
                              Washington, DC 20005
                                  202-737-8833


                                           March 5, 2008


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


                  Re: AllianceBernstein Institutional Funds, Inc. (File Nos. 333-37177 and 811-8403)


Dear Sir or Madam:

     On behalf of AllianceBernstein Institutional Funds, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on February 29, 2008.

     Please call me at the above referenced number if you have any questions regarding the attached.


                                           Very truly yours,


                                           /s/ Michell G. Fishman
                                           --------------------------------
                                               Michell G. Fishman

SK 00250 0157 861236